General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2024
General and administrative expenses
Schedule of general and administrative expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Employee benefits expenses	(7,475)	(8,776)	(3,634)	(4,243)
Professional fees	(5,175)	(2,789)	(3,333)	(1,429)
Insurance liability expense	(645)	(810)	(322)	(405)
Other operating expenses	(2,174)	(2,421)	(977)	(980)
Depreciation and amortization	(662)	(970)	(305)	(456)
	(16,131)	(15,766)	(8,571)	(7,513)